Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	FIRST EAGLE OVERSEAS VARIABLE FUND
Central Index Key	dei_EntityCentralIndexKey	0001000249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
First Eagle Overseas Variable Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

First Eagle Overseas Variable Fund (the “Fund”) seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect charges imposed by variable annuity contracts and variable life insurance policies (collectively “Variable Contracts”) issued by the life insurance companies through which the Fund is offered.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account (which would typically not be the case for a Variable Contract). These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.48%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that the average annual return is 5% and operating expenses remain the same. The example does not reflect charges imposed by the Variable Contracts and the costs shown in the example would be higher if those charges were reflected.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective, the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights to purchase a company’s securities, and convertible securities, issued by non-U.S. companies. The Fund may invest in securities traded in mature markets (for example, Japan, Germany and France) and in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value, (“Fundamental value” is a term commonly used by value investors to refer to their estimate of the value an educated buyer would place on a company as a whole). Normally, the Fund invests at least 80% of its total assets in foreign securities. The Fund also may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in fixed-income securities, short-term debt instruments, gold and other precious metals and futures contracts related to precious metals.

Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies. Among other differences, the Fund has tended to hold a more concentrated securities portfolio than has First Eagle Overseas Fund, which may make the Fund more susceptible to fluctuations in value than First Eagle Overseas Fund.

The investment objective of the Fund, as well as the 80%-of-assets test set out above, is not a fundamental policy and can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or in the 80%-of-assets test.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its total assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit worthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt securities that are rated below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

  Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies and currency forwards, present risk related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

The Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Fund may temporarily increase the percentage of its assets held in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance.

The bar chart and table assumes reinvestment of dividends and distributions and do not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.747.2008
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table assumes reinvestment of dividends and distributions and do not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Following is additional return information for shares of the Fund for the periods presented in the bar chart.

Best Quarter
Second Quarter 2003	20.19%

Worst Quarter
Third Quarter 2002	-12.41%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.41%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an individual investor's tax situation and are generally not relevant for investors who hold shares in tax-deferred arrangements, including most variable life insurance and variable annuity contracts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Updated performance information is available by calling 800.747.2008.

This table discloses tax returns on a before-tax basis. After-tax returns depend on an individual investor’s tax situation and are generally not relevant for investors who hold shares in tax-deferred arrangements, including most variable life insurance and variable annuity contracts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
First Eagle Overseas Variable Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
First Eagle Overseas Variable Fund | First Eagle Overseas Variable Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Annual Return 2002	rr_AnnualReturn2002	15.73%
Annual Return 2003	rr_AnnualReturn2003	51.01%
Annual Return 2004	rr_AnnualReturn2004	27.50%
Annual Return 2005	rr_AnnualReturn2005	21.46%
Annual Return 2006	rr_AnnualReturn2006	25.08%
Annual Return 2007	rr_AnnualReturn2007	7.80%
Annual Return 2008	rr_AnnualReturn2008	(18.82%)
Annual Return 2009	rr_AnnualReturn2009	20.25%
Annual Return 2010	rr_AnnualReturn2010	19.17%
Annual Return 2011	rr_AnnualReturn2011	(6.30%)
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	14.81%